Loans Payable (Tables)	12 Months Ended
Mar. 31, 2024
Miscellaneous non-current liabilities [Abstract]
Schedule of continuity of loans payable [Table Text Block]
Boden
Balance, March 31, 2022	$15,692
Interest	223
Repayment	(1,272)
Foreign exchange movement	(1,566)
Balance, March 31, 2023	13,077
Interest	397
Foreign exchange movement	(286)
Balance, March 31, 2024	13,188
Less: Current portion	(2,788)
Non-current portion	$10,400